Schedule of Investments (unaudited)	iShares® MSCI Philippines ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Cebu Air Inc.(a)	344,680	$328,868

Banks — 13.7%
Bank of the Philippine Islands	2,926,445	5,142,976
BDO Unibank Inc.	2,229,004	4,834,963
Metropolitan Bank & Trust Co.	3,858,614	3,874,675
Security Bank Corp.	788,090	2,011,196
		15,863,810
Chemicals — 1.0%
D&L Industries Inc.	7,501,100	1,158,180

Diversified Financial Services — 2.2%
Metro Pacific Investments Corp.	30,293,050	2,521,630

Electric Utilities — 2.6%
Manila Electric Co.	504,980	2,995,862

Food & Staples Retailing — 2.9%
Cosco Capital Inc.	8,117,700	866,133
Puregold Price Club Inc.	2,133,160	1,662,926
Robinsons Retail Holdings Inc.	741,700	797,602
		3,326,661
Food Products — 4.5%
Century Pacific Food Inc.	2,031,100	994,356
Universal Robina Corp.	1,441,358	4,191,616
		5,185,972
Hotels, Restaurants & Leisure — 4.6%
Bloomberry Resorts Corp.(a)	10,329,065	1,443,026
Jollibee Foods Corp.	960,641	3,876,932
		5,319,958
Independent Power and Renewable Electricity Producers — 2.5%
AC Energy Corp.	11,096,954	1,687,847
First Gen Corp.	1,931,047	1,199,897
		2,887,744
Industrial Conglomerates — 27.2%
Aboitiz Equity Ventures Inc.	3,506,137	2,956,666
Alliance Global Group Inc.	8,205,739	1,782,244
Ayala Corp.	490,618	8,150,022
DMCI Holdings Inc.	10,473,900	1,218,144
GT Capital Holdings Inc.	225,346	2,780,178
JG Summit Holdings Inc.	5,085,561	6,062,536
SM Investments Corp.	421,996	8,565,550
		31,515,340

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.8%
Semirara Mining & Power Corp.	3,462,700	$951,801

Real Estate Management & Development — 24.9%
Ayala Land Inc.	14,334,750	10,316,761
DoubleDragon Properties Corp.(a)	2,808,390	714,473
Filinvest Land Inc.	37,319,590	843,158
Megaworld Corp.	27,270,960	1,733,526
Robinsons Land Corp.	2,189,406	778,000
SM Prime Holdings Inc.	18,134,835	13,650,008
Vista Land & Lifescapes Inc.	11,448,900	904,773
		28,940,699
Specialty Retail — 1.9%
AllHome Corp.	4,348,300	698,676
Wilcon Depot Inc.	4,093,400	1,576,974
		2,275,650
Transportation Infrastructure — 4.4%
International Container Terminal Services Inc.	1,707,203	5,111,162

Water Utilities — 0.3%
Manila Water Co. Inc.(a)	1,123,629	333,253

Wireless Telecommunication Services — 5.9%
Globe Telecom Inc.	65,635	2,479,979
PLDT Inc.	160,429	4,413,707
		6,893,686

Total Common Stocks — 99.7%
(Cost: $143,815,095)		115,610,276

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	70,000	70,000

Total Short-Term Investments — 0.0%
(Cost: $70,000)		70,000

Total Investments in Securities — 99.7%
(Cost: $143,885,095)		115,680,276

Other Assets, Less Liabilities — 0.3%		301,883

Net Assets — 100.0%		$115,982,159

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$70,000	(a)	$—	$—	$—	$70,000	70,000	$66	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	2	06/18/21	$136	$3,602

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$50,934,186	$64,676,090	$—	$115,610,276
Money Market Funds	70,000	—	—	70,000
	$51,004,186	$64,676,090	$—	$115,680,276
Derivative financial instruments(a)
Assets
Futures Contracts	$3,602	$—	$—	$3,602

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.